Issued Capital (Details)	12 Months Ended
Jun. 30, 2025 $ / shares shares
Issued Capital [Abstract]
Proxy vote	one
Poll vote	one
Warrant outstanding	91,000
Purchase of common share	1
Exercise price | $ / shares	$ 5
Warrants expiration term	5 years